SCHEDULE OF NET INCOME PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	May 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net income (loss)	$ (5,984)			$ (28,545)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic	1			1
Weighted-average shares outstanding, diluted	1			1
Basic net income per share	$ (5,984)			$ (28,544)
Diluted net income per share	$ (5,984)			$ (28,544)
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)		$ 452,085	$ 43,875		$ 2,265,806	$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000	1,862,429		2,013,131	1,500,000
Weighted-average shares outstanding, diluted		2,063,000	1,862,429		2,013,131	1,500,000
Basic net income per share		$ 0.05	$ 0.01		$ 0.29	$ (0.06)
Diluted net income per share		$ 0.05	$ 0.01		$ 0.29	$ (0.06)
DT Cloud Acquisition Corporation [Member] | Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)		$ 346,314	$ 26,370		$ 1,688,060
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		6,754,683	2,805,495		5,881,967
Weighted-average shares outstanding, diluted		6,754,683	2,805,495		5,881,967
Basic net income per share		$ 0.05	$ 0.01		$ 0.29
Diluted net income per share		$ 0.05	$ 0.01		$ 0.29
DT Cloud Acquisition Corporation [Member] | Non-Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)		$ 105,771	$ 17,505		$ 577,746	$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000	1,862,429		2,013,131	1,500,000
Weighted-average shares outstanding, diluted		2,063,000	1,862,429		2,013,131	1,500,000
Basic net income per share		$ 0.05	$ 0.01		$ 0.29
Diluted net income per share		$ 0.05	$ 0.01		$ 0.29	$ (0.06)